Note 15 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended September 30,
	2013	2012
Federal income tax provision (benefit)	$60,000	$-
State income tax provision (benefit)	-	-
Total	$60,000	$-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended September 30,
	2013	2012
Statutory federal rate	-35.0%	-35.0%
State income taxes net of federal income tax benefit	-5.2%	-5.2%
Permanent differences for tax purposes	11.8%	22.9%
Change in valuation allowance	28.4%	17.3%
	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,
	2013	2012
Deferred tax assets:
Net operating loss carry-forwards	$13,655,000	$14,277,000
Reserves for uncollectible receivables	5,000	44,000
Accrued but unpaid bonuses	91,000	91,000
Difference between book and tax amortization	608,000	608,000
Stock Based Compensation	56,000	436,000
Other temporary differences	88,000	97,000
Total deferred tax assets	14,503,000	15,553,000
Valuation allowance	(14,503,000)	(15,553,000)
Net deferred tax asset	$-	$-